ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Schedule of components of accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accrued liabilities and other	$ 8,042,469	$ 501,809
Accounts payable	4,248,711	400,891
TOTAL	$ 12,291,180	$ 902,700